Revenue Recognition For Long-Term Contracts (Schedule Of Notes And Accounts Receivable) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	¥ 13,728	¥ 12,040
1-2 years	1,849	1,856
Over 2 years	41	2
Trade Notes
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	205	633
Trade Accounts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Less than 1 year	13,523	11,407
1-2 years	1,849	1,856
Over 2 years	¥ 41	¥ 2